Finance income and finance costs - Summary of detailed information about finance income and cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Schedule Of Detail Information About Finance Income And Costs [Abstract]
Interest income	$ 1,097	$ 608
Finance income	1,097	608
Accretion expense	(1,673)	(1,041)
Interest on convertible unsecured senior notes	(3,317)	(1,486)
Loss on repayment of long-term obligations	0	(286)
Bank charges	(39)	(37)
Net foreign currency loss	(45)	(169)
(Loss) gain on financial instruments carried at fair value	(6)	3
Finance costs	(5,080)	(3,016)
Net finance cost recognized in net profit or loss	$ (3,983)	$ (2,408)